Reserve for RSUs	12 Months Ended
Jun. 30, 2022
Disclosure ff Reserve for Rs Us [Abstract]
Reserve for RSUs
12.	Reserve for RSUs

On January 9, 2022, the Company granted 240,000 RSUs to an officer, which vested immediately. Stock-based compensation of $1,950,645 in connection with the vesting of these RSUs was recorded during the year ended June 30, 2022.